Provisions (Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)
Provisions [Line Items]
Balance at the beginning of the year	$ 268
Provisions recorded during the period	40	[1]
Provisions reversed during the period	(5)
Payments during the period	(44)
Translation differences	12
Balance at the end of the year	271
Restoration's site and equipment's dismantling [Member]
Provisions [Line Items]
Balance at the beginning of the year	172
Provisions recorded during the period	17	[1]
Provisions reversed during the period	0
Payments during the period	(6)
Translation differences	11
Balance at the end of the year	194
Legal claims [Member]
Provisions [Line Items]
Balance at the beginning of the year	17
Provisions recorded during the period	19	[1]
Provisions reversed during the period	(2)
Payments during the period	(7)
Translation differences	1
Balance at the end of the year	28
Other [Member]
Provisions [Line Items]
Balance at the beginning of the year	79
Provisions recorded during the period	4	[1]
Provisions reversed during the period	(3)
Payments during the period	(31)
Translation differences	0
Balance at the end of the year	$ 49

[1]	For additional information, see Note 21 regarding concessions and contingent liabilities.